Customer and Supplier Concentration	6 Months Ended
Dec. 31, 2022
Customer and Supplier Concentration [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 25 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchase.

The Company’s sales are made to customers that are located primarily in China. For the six months ended December 31, 2022 and 2021, no individual customer or supplier accounted for more than 10% of the Company’s total revenues or purchase. As of December 31, 2022 and June 30, 2022, no individual customer or supplier accounted for more than 10% of the total outstanding accounts receivable or accounts payable balance.